Investment and other income - Detailed Information about Investment and Other Income (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about investment and other income [abstract]
Fair value gain on financial assets held for trading / fair value through profit or loss (FVTPL)	[1]	₨ 5,574	$ 74	₨ 18,393	₨ 16,530
Interest income:
Interest income on financial assets held for trading/FVTPL		10,169	135	9,286	7,260
Interest income on bank deposits at amortized cost		2,183	29	1,428	1,327
Interest income on loans and receivables at amortized cost	[2]	4,518	60	2,261	2,502
Others		287	4	1,217	2,175
Dividend income on available for sale investments/investments held at FVOCI		17	0	10	10
Dividend income - financial assets held for trading/FVTPL		477	6	296	101
Bargain gain net of acquisition cost					720
Foreign exchange gain/ (loss) net		2,489	33	(1,351)	736
Investment and other income		₨ 25,714	$ 341	₨ 31,540	₨ 31,361

[1]	Income for the year ended March 31, 2019 and March 31, 2020 includes mark to market gain/(loss) of ₹ 10,406 million and (₹ 3,624 million) ($ 48 million) respectively relating to structured investments purchased from Volcan Investments Limited (Refer Note 35).
[2]	On the contempt petition filed by TSPL, the Hon’ble Supreme Court of India vide its order dated August 07, 2019 allowed gross calorific value (GCV) on as received basis (ARB) and actual cost of coal in the Energy Charge Formula and directed Punjab State Power Corporation Limited (PSPCL) to make the payments within 8 weeks. Pursuant to the order, PSPCL has paid ₹ 10,021 million in September 2019 and October 2019. TSPL has booked an interest of ₹ 1,399 million ($ 19 million) due to the delay in receipt of payment as per the Supreme Court order dated March 07, 2018 allowing the interest on delay in payment. Of this interest, ₹ 820 million ($ 11 million) pertains to prior period and amount of ₹ 579 million ($ 8 million) pertains to current period.